International Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (1.0%)
CTS Eventim AG & Co. KGaA	Germany	37,900	2,174
Tencent Holdings, Ltd.	China	146,300	9,236

Total			11,410

Consumer Discretionary (7.6%)
Autoliv, Inc.	Sweden	45,900	4,827
Compass Group PLC *	United Kingdom	845,900	23,502
Games Workshop Group PLC	United Kingdom	31,500	7,425
InterContinental Hotels Group PLC, ADR	United States	162,684	21,712
LVMH Moet Hennessy Louis Vuitton SE	France	34,129	18,971
USS Co., Ltd.	Japan	612,300	6,411

Total			82,848

Consumer Staples (0.8%)
Magnum Ice Cream Co. NV *	Netherlands	200,000	2,952
PriceSmart, Inc.	United States	35,900	5,403

Total			8,355

Energy (0.4%)
Reliance Industries, Ltd.	India	307,800	4,460

Total			4,460

Financials (5.8%)
Erste Group Bank AG	Austria	114,000	12,318
KBC Group NV	Belgium	145,300	17,762
Mastercard, Inc. - Class A	United States	5,650	2,823
UBS Group AG	Switzerland	702,930	27,340
Visa, Inc. - Class A	United States	9,025	2,728

Total			62,971

Health Care (7.5%)
AstraZeneca PLC	United Kingdom	131,600	25,704
EssilorLuxottica SA	France	54,300	12,637
Hoya Corp.	Japan	92,400	15,939
Novartis AG	United States	183,950	27,929

Total			82,209

Industrials (41.3%)
Aalberts NV	Netherlands	50,100	1,742
ABB, Ltd.	Switzerland	292,480	23,788
AddTech AB - Class B	Sweden	276,825	9,406
Airbus SE	France	170,200	31,968
Assa Abloy AB - Class B	Sweden	667,300	23,930
Atlas Copco AB - Class A	Sweden	1,579,000	27,773
BAE Systems PLC	United Kingdom	1,347,124	39,214
Canadian Pacific Kansas City, Ltd.	Canada	65,500	5,154
Epiroc AB - Class A	Sweden	948,045	23,276
GE Vernova, Inc.	United States	35,300	30,813
Howden Joinery Group PLC	United Kingdom	486,700	5,170
Interpump Group SpA	Italy	125,000	4,765
Komatsu, Ltd.	Japan	182,300	7,156
KONE Oyj - Class B	Finland	204,313	13,026
Legrand SA	France	163,000	25,188

Common Stocks (98.3%)	Country	Shares/ Par +	Value $ (000’s)
Industrials continued
Mitsubishi Heavy Industries, Ltd.	Japan	1,142,500	31,167
Rheinmetall AG	Germany	10,200	17,011
Rolls-Royce Holdings PLC	United Kingdom	2,232,558	34,093
Safran SA	France	125,168	40,935
Schindler Holding AG	Switzerland	6,085	1,914
Schindler Holding AG - Participation Certificates	Switzerland	32,853	10,819
Schneider Electric SE	United States	135,100	37,108
SHO-BOND Holdings Co., Ltd.	Japan	581,444	5,185

Total			450,601

Information Technology (21.8%)
Advantest Corp.	Japan	143,500	19,415
ASML Holding NV	Netherlands	64,906	85,912
Azbil Corp.	Japan	1,257,600	10,882
BE Semiconductor Industries NV	Netherlands	53,450	11,277
Disco Corp.	Japan	53,500	21,437
Keyence Corp.	Japan	40,300	14,273
Lagercrantz Group AB - Class B	Sweden	315,700	6,721
Lasertec Corp.	Japan	32,300	7,122
Nintendo Co., Ltd.	Japan	169,400	9,666
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	911,000	51,358

Total			238,063

Materials (12.1%)
Air Liquide SA	France	8,800	1,813
CRH PLC	United States	377,100	39,210
Franco-Nevada Corp.	Canada	76,000	18,818
Heidelberg Materials AG	Germany	43,400	8,939
Holcim, Ltd. *	United States	147,770	12,262
Linde PLC	United States	70,755	35,077
The Sherwin-Williams Co.	United States	51,192	16,410

Total			132,529

Total Common Stocks (Cost: $856,253)			1,073,446

Total Investments (98.3%) (Cost: $856,253)@			1,073,446

Other Assets, Less Liabilities (1.7%)			18,719

Net Assets (100.0%)			1,092,165

International Growth Portfolio

Investments by Country of Risk as a Percentage of Net Assets:
United States	21.2%
Japan	13.6%
United Kingdom	12.4%
France	12.0%
Netherlands	9.3%
Sweden	8.8%
Switzerland	5.9%
Other	15.1%

Total	98.3%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2026, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $856,253 and the net unrealized appreciation of investments based on that cost was $217,193 which is comprised of $249,603 aggregate gross unrealized appreciation and $32,410 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2026.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$26,539	$56,309	$—
Consumer Staples	8,355	—	—
Financials	5,551	57,420	—
Industrials	35,967	414,634	—
Materials	72,444	60,085	—
All Others	—	336,142	—

Total Assets:	$148,856	$924,590	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
BRL-CDI	Brazil Interbank Deposit Rate
CAONREPO	Canadian Overnight Repo Rate Average
JIBAR	Johannesburg Interbank Agreed Rate
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
KZT	Kazakhstani Tenge
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
PYG	Paraguayan Guarani
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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